Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of net income before income taxes

	Year Ended December 31,
	2019	2018	2017
Bermuda	$—	$—	$—
Foreign - Other	914,001	974,172	773,269
Net income before income taxes	$914,001	$974,172	$773,269

Schedule of components of the provision for income taxes

	Year Ended December 31,
	2019	2018	2017
Current:
Bermuda	$—	$—	$—
United States	837	(836)	1,026
Foreign - Other	(6,294)	(5,371)	(4,616)
Total current:	(5,457)	(6,207)	(3,590)
Deferred:
Bermuda	—	—	—
United States	32,315	(2,001)	(11,370)
Foreign - Other	347	226	486
Total deferred:	32,662	(1,775)	(10,884)
Income tax benefit (expense)	$27,205	$(7,982)	$(14,474)

Schedule of reconciliation of income tax expense

	Year Ended December 31,
	2019	2018	2017
Tax at Bermuda statutory rate	$—	$—	$—
Foreign income taxes at different rates	(9,819)	(11,119)	(17,978)
Tax contingencies	(206)	(6)	946
Return to provision adjustments	1,538	3,055	(2,192)
Benefit (expense) from change in tax rate	(7)	88	4,750
Valuation allowance	35,699	—	—
Income tax benefit (expense)	$27,205	$(7,982)	$(14,474)

Schedule of deferred tax assets and liabilities

	As of December 31,
	2019	2018
Deferred tax assets:
Loss carryforwards	$54,122	$62,909
Other	2,356	2,013
Valuation allowance	(5,847)	(41,924)
Total net deferred assets	50,631	22,998
Deferred tax liabilities:
Property and equipment	(34,724)	(32,954)
Total deferred tax liabilities	(34,724)	(32,954)
Net deferred tax asset (liability)	$15,907	$(9,956)

Schedule of reconciliation of the total amounts of unrecognized tax benefits

	As of December 31,
	2019	2018
Unrecognized tax benefits, beginning of the year	$532	$532
Gross increases in tax positions from prior periods	200	—
Unrecognized tax benefits, end of year	$732	$532